UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Digital Century Capital

Address:  660 Madison Avenue
          14th Floor
          New York, NY 10021

13F File Number: 28-05245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rajiv J. Chaudhri
Title:  Managing Member
Phone:  (212) 821-1809


Signature, Place and Date of Signing:

/s/ Rajiv J. Chaudhri              New York, NY                 May 9, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $104,787,669.50


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE



COLUMN 1              COLUMN  2     COLUMN 3        COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8

                                                     VALUE        SHRS OR    SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP                         PRN AMT    PRN CALL   DISCRETION  MANAGERS    SOLE  SHARED  NONE
America On Line    Common           02364J104    $ 8,277,500.00     350,000  SH         Sole        None     350,000
BEA Systems        Common           073325102    $ 7,705,020.00     562,000  SH         Sole        None     562,000
Brocade            Common           111621108    $ 5,832,000.00     216,000  SH         Sole        None     216,000
Ciena Corp.        Common           171779101    $ 2,142,000.00     238,000  SH         Sole        None     238,000
Cisco              Common           17275R102    $ 5,569,970.00     329,000  SH         Sole        None     329,000
Doubleclick        Common           258609304    $ 4,076,600.00     340,000  SH         Sole        None     340,000
eBay               Common           278642103    $ 6,513,600.00     115,000  SH         Sole        None     115,000
EMC Corp           Common           268648102    $ 5,125,600.00     430,000  SH         Sole        None     430,000
Extreme Networks   Common           30226D106    $ 4,721,600.00     454,000  SH         Sole        None     454,000
Globespan          Common           379571102    $ 5,042,960.00     338,000  SH         Sole        None     338,000
Juniper Networks   Common           48203R104    $ 2,776,400.00     220,000  SH         Sole        None     220,000
Kana Inc.          Common           483600300    $ 4,523,400.00     251,300  SH         Sole        None     251,300
Micromuse          Common           595094103    $ 4,861,800.00     555,000  SH         Sole        None     555,000
Niku Corp.         Common           654113109    $ 7,523,100.00   3,858,000  SH         Sole        None   3,858,000
Openwave           Common           683718100    $ 2,639,400.00     415,000  SH         Sole        None     415,000
Retek Corp.        Common           76128Q109    $ 6,457,500.00     246,000  SH         Sole        None     246,000
Sycamore           Common           871206108    $ 1,086,250.00     275,000  SH         Sole        None     275,000
Seibel Systems     Common           826170102    $ 3,587,100.00     110,000  SH         Sole        None     110,000
Verisign           Common           92343E 102   $ 3,861,000.00     143,000  SH         Sole        None     143,000
Veritas            Common           923436109    $ 6,646,819.50     151,650  SH         Sole        None     151,650
Yahoo              Common           984332106    $ 5,818,050.00     315,000  SH         Sole        None     315,000

                                      Total:   $ 104,787,669.50





02075.0001 #323358